Intangible Assets (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Intangible assets	$ 119,729,591	$ 119,729,591
fair value of QuantumSpeed intellectual property	105,700,000	105,700,000
Amortization of the intangible asset	5,696,891	5,813,804
Remainder of 2026	11,972,959	11,972,959
2027	23,945,918	23,945,918
2028	23,945,918	23,945,918
2029	23,945,918	23,945,918
2030	23,945,918	23,945,918
Thereafter	6,159,156	6,159,156
Total unamortized intangible assets	113,915,787	113,915,787
Solar Drone [Member]
Related Party Transaction [Line Items]
Intangible assets	$ 14,029,591	$ 14,029,591